Document and Entity Information	Oct. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2020
Entity Registrant Name	Autoliv, Inc.
Entity Central Index Key	0001034670
Entity Emerging Growth Company	false
Entity File Number	001-12933
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Box 70381
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-107 24
City Area Code	46 8
Local Phone Number	587 206 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	ALV
Security Exchange Name	NYSE